Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commission expense
Commissions assigned to third parties	€ 1,831	€ 1,639	€ 1,593
Cards	1,391	1,217	1,201
By collection and return of effects	12	11	13
Other fees assigned	428	411	379
Other commissions paid	1,151	1,124	1,416
Brokerage fees on lending and deposit transactions	49	47	43
Sales of insurance and pension funds	205	204	159
Other fees and commissions	897	873	1,214
Total commission expense	€ 2,982	€ 2,763	€ 3,009